TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
Schedule of taxes to be collected

Taxes to be collected

	12/31/2019	12/31/2018
Current liabilities:
PASEP/ COFINS	755,102	778,966
IRRF/ CSRF	316,801	274,499
ICMS	252,972	62,431
INSS/ FGTS	112,937	77,996
PAES/ REFIS	23,191	22,566
ISS	14,549	12,424
Others	100,106	48,169
Total	1,575,658	1,277,051

Non-current liabilities:
PAES/ REFIS	190,365	207,673
PASEP/ COFINS	42,100	14,283
Others	7,494	26,626
Total	239,959	248,582

Schedule of income tax and social contributions payable

	12/31/2019	12/31/2018
Current liabilities:
Current income tax	1,693,623	2,031,674
Current social contribution	839,109	921,398
	2,532,732	2,953,072
Non-current liabilities:
Deferred IRPJ/ CSLL	3,978,754	8,315,386

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2019		12/31/2018		12/31/2017
	Corporate	Social	Corporate	Social	Corporate	Social
	Income Taxe	Contribution	Income Taxe	Contribution	Income Taxe	Contribution
Earnings before Corporate Income Taxe and Social Contribution	6,368,606	3,638,606	15,930,518	15,930,518	2,957,864	2,957,864
Total Corporate Income Taxe and Social Contribution calculated at a rate of 25% and 9%, respectively	(1,592,151)	(573,175)	(3,982,630)	(1,433,747)	(739,466)	(266,208)
Effects of additions and exclusions:
Indemnity – RBSE	248,015	89,285	311,388	112,100	—	—
Revenue from dividend	353,564	127,283	16,073	5,786	10,012	3,604
Equity method investments	285,183	102,666	346,213	124,637	673,043	242,295
Exchange variation	188,381	67,817	(201,679)	(72,605)	—	—
Tax loss offset/Negative base	238,285	79,784	405,337	179,447	359,767	131,429
Establishment of tax credits	2,457,113	322,783	433,571	156,086	—	—
Operating provisions	(302,179)	136,349	1,727,581	621,930	—	—
Unrecognized/written off deferred taxes (a)	(1,011,667)	(364,200)	(1,117,987)	(402,962)	(1,714,988)	(617,395)
Tax incentives (b)	658,136	3,588	435,279	-	412,143	—
Grants	(10,628)	(3,826)	(2,123)	(764)	(24,725)	(8,901)
Other additions and exclusions	(327,784)	(82,359)	(69,480)	(75,166)	89,622	(60,866)
Total Corporate Income Taxe and Social Contribution expenses	1,184,267	(94,005)	(1,698,458)	(785,259)	(934,592)	(576,042)
Effective rate	18.60%	1.48%	10.66%	4.93%	31.60%	19.47%

(a)	Unrecognized/written off deferred taxes

It is composed of temporary differences between the accounting result, taxable result, tax loss and negative basis of CSLL calculated in the year, whose tax benefits were not recognized due to the absence of history of taxable profit and/or projection of future tax results.

(b)	Tax Incentives

Provisional Measure No. 2,199-14, dated 08/24/2001, as amended by Law No. 11,196, dated 11/21/2005, allows companies located in the regions where Sudene operates that have projects in the infrastructure sector, considered by the Executive Power one of the priority sectors for regional development, to reduce the amount of income tax due for investment in installation, expansion, modernization or diversification projects.